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Incorporated herein by reference is a supplement to the prospectus of Pioneer
Multi-Asset Floating Rate Fund, a series of Pioneer Series Trust X (File
No. 333-89354), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 30, 2012 (SEC Accession Number 0001174520-12-000018).

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                                 EXHIBIT INDEX

          Index Number Description of Index
          ------------ ----------------------------------------------

           EX-101.INS  XBRL Instance Document

           EX-101.SCH  XBRL Taxonomy Extension Schema Document

           EX-101.CAL  XBRL Taxonomy Extension Calculation Document

           EX-101.DEF  XBRL Taxonomy Extension Definition Document

           EX-101.LAB  XBRL Taxonomy Extension Labels Linkbase

           EX-101.PRE  XBRL Taxonomy Extension Presentation Linkbase